UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)

                                    --------

                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2011

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1.   SCHEDULE OF INVESTMENTS

MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

QUARTERLY REPORT
JUNE 30, 2010 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 %* OF
INVESTMENT FUNDS                                                   COST               FAIR VALUE               NET ASSETS

EQUITY HEDGED
Amiya Global Emerging Opportunities Fund, LP                $   1,700,000          $   1,955,101                  2.70%
Atlas Fundamental Trading Fund, LP                              1,328,351              1,346,217                  1.86%
Coatue Qualified Partners, LP                                   1,165,536              2,155,606                  2.98%
Concentric European Fund LLC                                      676,116                119,203                  0.16%
Dabroes Investment Fund LP                                      2,025,000              2,115,115                  2.92%
DiFiglia Partners, LP                                           1,250,000              1,258,450                  1.74%
Horizon Portfolio LP                                            1,692,323              2,037,016                  2.81%
Ivory Flagship Fund, LP                                         1,406,219              2,132,909                  2.95%
Meditor Euro Hedge Fund (B) Ltd.                                1,772,724              1,805,499                  2.50%
Sursum Partners, LP                                               900,000                905,701                  1.25%
Tontine Capital Partners LP                                       580,797                 71,477                  0.10%
Tontine Partners LP                                               958,623                 76,022                  0.11%
Whitney Japan Strategic, LP                                     1,754,069              2,216,369                  3.06%
Zebedee Focus Fund Ltd.                                         1,293,411              1,656,104                  2.29%
                                                           --------------          -------------                 -----
TOTAL EQUITY HEDGED                                            18,503,169             19,850,789                 27.43%
                                                           --------------          -------------                 -----

EVENT DRIVEN

Altima Global Special Situations Fund LP                        1,627,893              1,304,325                  1.80%
Brigade Leveraged Capital Structured Fund, LP                   2,156,092              2,536,467                  3.51%
Castlerigg Partners LP                                            525,141                312,980                  0.43%
Centaurus Alpha Fund LP                                             7,207                  5,345                  0.01%
Cerberus SPV, LLC                                               1,866,472              1,984,868                  2.74%
CFIP Domestic Fund                                              2,251,972              2,802,244                  3.88%
Chatham High Yield, Ltd.                                        1,800,000              2,303,003                  3.18%
Fir Tree Capital Opportunities, LP                              1,394,989              1,568,915                  2.17%
Greywolf Capital Partners II, LP                                  248,800                159,129                  0.22%
King Street Capital, LP                                            77,845                218,914                  0.30%
Liberty Harbor I, LLC                                             161,238                146,564                  0.20%
Owl Creek II LP                                                 1,184,846              1,426,832                  1.97%
Steel Partners Holdings, LP                                        13,455                 18,978                  0.03%
Steel Partners II Liquidating Series Trust                        653,401                516,183                  0.71%
Steel Partners II, LP                                               7,922                     --                  0.00%
Suttonbrook Capital Partners, LP                                2,028,708              1,858,500                  2.57%
TPG Credit Opportunities Fund LP                                1,600,000              1,345,767                  1.86%
ValueAct Capital Partners, LP                                     944,077                369,747                  0.51%
                                                           --------------          -------------                 -----
TOTAL EVENT DRIVEN                                             18,550,058             18,878,761                 26.09%
                                                           ==============          =============                 =====

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
JUNE 30, 2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 %* OF
INVESTMENT FUNDS (CONTINUED)                                      COST               FAIR VALUE               NET ASSETS

GLOBAL MACRO
Black River Commodity Multi-Strategy Fund, LLC              $      52,490          $      61,847                  0.09%
Blenheim Commodities LLC                                        2,021,186              1,855,934                  2.56%
Bridgewater Pure Alpha Fund II, LLC                             1,627,935              2,221,995                  3.07%
COMAC Global Macro Fund, LP                                     1,794,477              2,139,708                  2.96%
GS JBWere Global Trading Strategies (Cayman) Fund               2,300,000              2,014,822                  2.78%
QFR Victoria Fund, Ltd.                                         1,700,000              1,770,255                  2.45%
QFS Global Macro Fund LLC                                       2,142,753              2,026,915                  2.80%
Touradji Global Resources Holdings LLC                            219,134                419,202                  0.58%
WCG Partners LP (Class A)                                       1,635,503              2,264,949                  3.13%
Woodbine Capital Fund LLC                                       2,100,000              2,018,856                  2.79%
                                                           --------------          -------------                 -----
TOTAL GLOBAL MACRO                                             15,593,478             16,794,483                 23.21%
                                                           --------------          -------------                 -----

MANAGED FUTURES
Crabel Fund, LP                                                 2,386,537              2,404,203                  3.33%
Quantitative Global 1X Fund LLC                                 1,792,375              1,636,827                  2.26%
Robeco Transtrend Diversified Fund LLC                          2,350,000              2,294,947                  3.17%
Roy G. Niederhoffer Diversified Fund (Offshore) Ltd.            2,350,000              2,200,284                  3.04%
                                                           --------------          -------------                 -----
TOTAL MANAGED FUTURES                                           8,878,912              8,536,261                 11.80%
                                                           --------------          -------------                 -----

RELATIVE VALUE
Amaranth Partners, LLC                                            683,715                253,388                  0.35%
Tempo Volatility Fund LLC                                       1,700,000              1,602,154                  2.21%
Waterstone Market Neutral Fund, L.P.                            1,234,892              1,906,276                  2.64%
                                                           --------------          -------------                 -----
TOTAL RELATIVE VALUE                                            3,618,607              3,761,818                  5.20%
                                                           --------------          -------------                 -----

                                                           --------------          -------------                 -----
TOTAL INVESTMENT FUNDS                                         65,144,224             67,822,112                 93.73%
                                                           --------------          -------------                 -----

REGISTERED INVESTMENT COMPANY
SEI Daily Income Trust Treasury Money Market
   Fund, Class A, 0.010%** (Shares 528)                               528                    528                  0.00%
                                                           --------------          -------------                 -----
TOTAL REGISTERED INVESTMENT COMPANY                                   528                    528                  0.00%
                                                           --------------          -------------                 -----

TOTAL INVESTMENT FUNDS AND
   REGISTERED INVESTMENT COMPANY                           $   65,144,752          $  67,822,640                 93.73%
                                                           ==============          =============                 =====

*  Percentages are based on net assets of $72,361,985.
** Rate shown is the 7-day effective yield as of June 30, 2010.
Amounts designated as "--" are $0.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
JUNE 30, 2010
--------------------------------------------------------------------------------
FUTURES - A summary of the open futures contracts held by the Company at June 30, 2010, is as follows:

-------------------------------------------------------------------------------------------------------
                                        NUMBER OF               EXPIRATION              UNREALIZED
TYPE OF CONTRACT                        CONTRACTS                 DATE                 APPRECIATION
-------------------------------------------------------------------------------------------------------
Russell 2000 Index E-MINI                      11            September 2010            $     8,690
                                                                                       ===========

At June 30, 2010, the aggregate cost of investment funds and registered investment company for tax purposes was expected to be similar to book cost of $65,144,752. At June 30, 2010, accumulated net unrealized appreciation on investment funds and registered investment company was $2,677,888, consisting of $7,948,471 of gross unrealized appreciation and $(5,270,583) of gross unrealized depreciation.

The table below sets forth information about the level within the fair value hierarchy at which the Portfolio Company investments are measured at June 30, 2010:

                                                                                Fair Value Measurements
                                                     ----------------------------------------------------------------------------
                                                        Quoted Prices in            Significant Other           Significant Other
                                                      Active Markets for               Observable                  Unobservable
                               Fair Value as of        Identical Assets                  Inputs                       Inputs
     Description                 June 30, 2010             (Level 1)                   (Level 2)                     (Level 3)
-------------------------      ----------------      -------------------            -----------------           -----------------
Investment Funds               $     67,822,112      $                --            $      60,569,054           $       7,253,058
Registered Investment Company               528                      528                           --                          --
Futures                                   8,690                    8,690                           --                          --
                               ----------------      -------------------            -----------------           -----------------
Total                          $     67,831,330      $             9,218            $      60,569,054           $       7,253,058
                               ================      ===================            =================           =================

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                              INVESTMENT
                                                                 FUNDS
                                                            -------------
BEGINNING BALANCE AS OF 4/1/10                              $   9,369,492
Purchases (sales), net                                         (1,960,073)
Realized gain                                                     (46,629)
Change in unrealized depreciation                                (109,732)
Transfers out of Level 3                                               --
                                                            -------------
ENDING BALANCE AS OF 6/30/10                                $   7,253,058
                                                            =============

Changes in net depreciation included
   in earnings related to investments
   still held at reporting date                             $    (109,732)
                                                            =============

For information on the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are effective and are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the Investment Company Act of 1940 ("1940 Act") or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Man-Glenwood Lexington Associates Portfolio, LLC


                       By:      /s/ John B. Rowsell
                                -----------------------------------
                                John B. Rowsell
                                Principal Executive Officer

                       Date:    August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                      By:      /s/ John B. Rowsell
                               -----------------------------------
                               John B. Rowsell
                               Principal Executive Officer

                      Date:    August 27, 2010


                      By:      /s/ Alicia B. Derrah
                               -----------------------------------
                               Alicia B. Derrah
                               Principal Financial Officer

                      Date:    August 27, 2010